N-4	Aug. 17, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Company Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Aug. 17, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Putnam VT Global Asset Allocation Fund

Putnam VT International Value Fund

Effective August 1, 2026, Templeton Asset Management Ltd. replaced The Putnam Advisory Company, LLC as a sub-adviser in the “Fund – Share Class and Adviser/Sub-Adviser” column for the Putnam VT Global Asset Allocation Fund and the Putnam VT International Value Fund as listed in your prospectus under “Appendix B – Investment Options Available Under the Contract.”

ForeInvestors Choice Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective August 1, 2026, Templeton Asset Management Ltd. replaced The Putnam Advisory Company, LLC as a sub-adviser in the “Fund – Share Class and Adviser/Sub-Adviser” column for the Putnam VT Global Asset Allocation Fund and the Putnam VT International Value Fund as listed in your prospectus under “Appendix B – Investment Options Available Under the Contract.”

ForeInvestors Choice Variable Annuity [Member] | Putnam VT Global Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
ForeInvestors Choice Variable Annuity [Member] | Putnam VT International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.